UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AAM/Insight Select Income Fund

(Class A: CPUAX)

(Class C: CPUCX)

(Class I: CPUIX)

(Class Y: CPUYX)

SEMI- ANNUAL REPORT

DECEMBER 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting the Fund at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (888) 966-9661 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	17
Statement of Operations	19
Statements of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	26
Expense Example	35

This report and the financial statements contained herein are provided for the general information of the shareholders of the AAM/Insight Select Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.aamlive.com/publicsite/mutual-funds

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 11.7%
$118,338	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.628%, 3/25/2049[1,2,3]	$119,677
270,000	Antares CLO Ltd. Series 2017-1A, Class C, 5.066% (3-Month USD Libor+310 basis points), 7/20/2028[1,2,4]	269,308
240,000	Arbor Realty Collateralized Loan Obligation Ltd. Series 2017-FL3, Class A, 2.730% (1-Month USD Libor+99 basis points), 12/15/2027[1,2,4]	239,801
164,000	Arbor Realty Commercial Real Estate Notes Ltd. Series 2017-FL2, Class A, 2.730% (1-Month USD Libor+99 basis points), 8/15/2027[1,2,4]	163,854
180,000	Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A, 2.630%, 12/20/2021[1,2]	180,564
109,656	CLI Funding LLC Series 2018-1A, Class A, 4.030%, 4/18/2043[1,2]	110,454
1,315,565	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.540%, 1/25/2047[1,2]	1,303,311
	DRB Prime Student Loan Trust
51,160	Series 2016-B, Class A2, 2.890%, 6/25/2040[1,2]	51,156
397,207	Series 2017-A, Class A2B, 2.850%, 5/27/2042[1,2]	398,288
	DT Auto Owner Trust
215,622	Series 2019-3A, Class A, 2.550%, 8/15/2022[1,2]	216,123
207,877	Series 2019-1A, Class A, 3.080%, 9/15/2022[1,2]	208,624
312,000	Series 2018-2A, Class C, 3.670%, 3/15/2024[1,2]	314,931
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 3.702% (3-Month USD Libor+170 basis points), 4/17/2031[1,2,4]	1,216,818
1,500,000	Fortress Credit Opportunities IX CLO Ltd. Series 2017-9A, Class A1T, 3.460% (3-Month USD Libor+155 basis points), 11/15/2029[1,2,4]	1,492,913
	Golub Capital Partners CLO Ltd.
290,000	Series 2017-19RA, Class B, 4.485% (3-Month USD Libor+255 basis points), 7/26/2029[1,2,4]	290,012
850,000	Series 2018-36A, Class C, 3.990% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	774,099
273,000	Hunt CRE Ltd. Series 2017-FL1, Class A, 2.740% (1-Month USD Libor+100 basis points), 8/15/2034[1,2,4]	272,996
250,000	IVY Hill Middle Market Credit Fund XII Ltd. Series 12A, Class B, 4.966% (3-Month USD Libor+300 basis points), 7/20/2029[1,2,4]	243,221
215,800	Lanark Master Issuer PLC Series 2019-1A, Class 1A1, 2.669% (3-Month USD Libor+77 basis points), 12/22/2069[1,2,4]	216,062
560,414	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.810%, 11/25/2042[1,2]	562,260
1

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$200,000	LoanCore Ltd. Series 2018-CRE1, Class A, 2.869% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	$200,096
830,634	Marlette Funding Trust Series 2019-2A, Class A, 3.130%, 7/16/2029[1,2]	835,955
713,000	Navient Private Education Loan Trust Series 2017-A, Class A2B, 2.640% (1-Month USD Libor+90 basis points), 12/16/2058[1,2,4]	712,329
	NextGear Floorplan Master Owner Trust
360,000	Series 2017-1A, Class A2, 2.540%, 4/18/2022[1,2]	360,281
465,000	Series 2019-1A, Class A2, 3.210%, 2/15/2024[1,2]	473,968
588,000	Series 2019-2A, Class A2, 2.070%, 10/15/2024[1,2]	584,124
86,330	SCF Equipment Leasing LLC Series 2017-2A, Class A, 3.410%, 12/20/2023[1,2]	86,384
	SMB Private Education Loan Trust
228,987	Series 2017-B, Class A2B, 2.490% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	228,126
1,025,000	Series 2019-B, Class A2B, 2.740% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	1,022,719
116,117	Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.770%, 5/25/2026[1,2]	116,523
1,500,000	SoFi Consumer Loan Program LLC Series 2017-4, Class B, 3.590%, 5/26/2026[1,2,3]	1,529,055
288,000	Sofi Consumer Loan Program Trust Series 2018-1, Class B, 3.650%, 2/25/2027[1,2]	293,520
1,081,895	SoFi Consumer Loan Program Trust Series 2019-4, Class A, 2.450%, 8/25/2028[1,2]	1,083,526
85,383	Sofi Professional Loan Program LLC Series 2019-A, Class A1FX, 3.180%, 6/15/2048[1,2]	86,128
72,200	TAL Advantage V LLC Series 2013-1A, Class A, 2.830%, 2/22/2038[1,2]	71,775
112,560	Tesla Auto Lease Trust Series 2018-B, Class A, 3.710%, 8/20/2021[1,2]	114,024
131,348	Textainer Marine Containers V Ltd. Series 2017-1A, Class A, 3.720%, 5/20/2042[1,2]	131,840
1,180,929	Thunderbolt III Aircraft Lease Ltd. Series 2019-1, Class A, 3.671%, 11/15/2039[2]	1,174,432
238,541	Triton Container Finance IV LLC Series 2017-2A, Class A, 3.620%, 8/20/2042[1,2]	238,199
606,078	U.S. Airways 2013-1 Class B Pass-Through Trust 5.375%, 5/15/2023	630,671
133,843	VSE VOI Mortgage LLC Series 2016-A, Class A, 2.540%, 7/20/2033[1,2]	133,551
2

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$733,806	Willis Engine Structured Trust IV Series 2018-A, Class A, 4.750%, 9/15/2043[1,2,5]	$766,374
	TOTAL ASSET-BACKED SECURITIES
	(Cost $19,612,259)	19,518,072
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.8%
41,348	Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A, 2.640% (1-Month USD Libor+90 basis points), 9/15/2035[1,2,4]	41,349
172,863	Bellemeade Re Ltd. Series 2018-2A, Class M1B, 3.142% (1-Month USD Libor+135 basis points), 8/25/2028[1,2,4]	173,298
315,906	CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 2.790% (1-Month USD Libor+105 basis points), 7/15/2032[2,4]	315,315
309,807	CGMS Commercial Mortgage Trust Series 2017-MDRB, Class A, 2.840% (1-Month USD Libor+110 basis points), 7/15/2030[2,4]	307,470
	Citigroup Commercial Mortgage Trust
400,000	Series 2013-375P, Class D, 3.518%, 5/10/2035[2,3]	403,029
90,000	Series 2016-P6, Class C, 4.282%, 12/10/2049[1,3]	94,201
9,176	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2018-SPI4, Class M1, 4.459%, 11/25/2048[1,2,3]	9,166
	FREMF Mortgage Trust
65,000	Series 2015-K44, Class B, 3.681%, 1/25/2048[1,2,3]	66,770
150,000	Series 2015-K45, Class B, 3.590%, 4/25/2048[1,2,3]	153,911
	LMREC, Inc.
28,974	Series 2016-CRE2, Class A, 3.480% (1-Month USD Libor+170 basis points), 11/24/2031[1,2,4]	29,082
69,540	Series 2015-CRE1, Class AR, 2.760% (1-Month USD Libor+98 basis points), 2/22/2032[1,2,4]	69,360
	MSBAM Commercial Mortgage Securities Trust
290,000	Series 2012-CKSV, Class C, 4.285%, 10/15/2030[2,3]	292,982
732,000	Series 2012-CKSV, Class D, 4.285%, 10/15/2030[2,3]	682,283
352,800	MSDB Trust Series 2017-712F, Class C, 3.628%, 7/11/2039[2,3]	358,290
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $2,920,498)	2,996,506
	CORPORATE BONDS — 80.0%
	COMMUNICATIONS — 8.3%
	AT&T, Inc.
750,000	4.750%, 5/15/2046[1]	848,807
770,000	5.150%, 2/15/2050[1]	929,048
3

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
$1,223,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.750%, 4/1/2048[1]	$1,428,371
	Comcast Corp.
620,000	3.700%, 4/15/2024[1]	661,288
92,000	4.150%, 10/15/2028[1]	103,624
107,000	4.700%, 10/15/2048[1]	132,120
705,000	4.950%, 10/15/2058[1]	918,771
600,000	Cox Enterprises, Inc. 7.375%, 7/15/2027[2]	762,900
	CSC Holdings LLC
250,000	7.500%, 4/1/2028[1,2]	282,500
423,000	6.500%, 2/1/2029[1,2]	471,645
296,000	Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 8/15/2026[1,2]	299,419
965,000	Qwest Corp. 6.875%, 9/15/2033[1]	969,343
686,000	Rogers Communications, Inc. 3.700%, 11/15/2049[1,6]	692,519
	Sirius XM Radio, Inc.
229,000	4.625%, 7/15/2024[1,2]	240,450
384,000	5.000%, 8/1/2027[1,2]	405,120
509,000	Tencent Holdings Ltd. 3.595%, 1/19/2028[1,2,6]	532,097
352,000	3.975%, 4/11/2029[1,2,6]	380,145
64,000	Time Warner Cable LLC 6.550%, 5/1/2037	78,512
222,000	Twitter, Inc. 3.875%, 12/15/2027[1,2]	221,885
	Verizon Communications, Inc.
850,000	4.812%, 3/15/2039	1,026,090
329,000	4.672%, 3/15/2055	406,506
83,000	ViacomCBS, Inc. 6.875%, 4/30/2036	111,140
900,000	Vodafone Group PLC 4.875%, 6/19/2049[6]	1,043,729
800,000	VTR Finance B.V. 6.875%, 1/15/2024[1,2,6]	818,000
		13,764,029
	CONSUMER DISCRETIONARY — 6.0%
78,367	American Airlines 2013-2 Class B Pass-Through Trust 5.600%, 1/15/2022[2]	79,638
234,835	American Airlines 2017-1 Class AA Pass-Through Trust 3.650%, 8/15/2030	247,510
4

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$383,147	American Airlines 2017-2 Class AA Pass-Through Trust 3.350%, 4/15/2031	$391,003
444,000	American Airlines 2019-1 Class AA Pass-Through Trust 3.150%, 8/15/2033	456,530
18,836	British Airways 2013-1 Class B Pass-Through Trust 5.625%, 12/20/2021[2]	18,965
410,000	ERAC USA Finance LLC 4.500%, 2/15/2045[1,2]	452,246
	Ford Motor Credit Co. LLC
575,000	2.343%, 11/2/2020	573,944
700,000	5.085%, 1/7/2021	716,743
400,000	5.875%, 8/2/2021	418,770
739,000	4.542%, 8/1/2026[1]	756,227
1,226,000	General Motors Financial Co., Inc. 3.008% (3-Month USD Libor+110 basis points), 11/6/2021[4]	1,229,456
989,000	Las Vegas Sands Corp. 3.900%, 8/8/2029[1]	1,032,661
250,000	McDonald's Corp. 4.450%, 3/1/2047[1]	284,268
275,000	Newell Brands, Inc. 4.200%, 4/1/2026[1]	286,758
550,000	Royal Caribbean Cruises Ltd. 3.700%, 3/15/2028[1,6]	566,003
1,034,000	Starbucks Corp. 4.450%, 8/15/2049[1]	1,199,427
163,090	U.S. Airways 2013-1 Class A Pass-Through Trust 3.950%, 5/15/2027	171,545
320,672	United Airlines 2018-1 Class B Pass-Through Trust 4.600%, 9/1/2027	331,623
190,645	United Airlines 2019-1 Class AA Pass-Through Trust 4.150%, 2/25/2033	205,846
609,000	United Airlines 2019-2 Class AA Pass-Through Trust 2.700%, 11/1/2033	611,370
		10,030,533
	CONSUMER STAPLES — 4.1%
69,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 4.625%, 1/15/2027[1,2]	68,917
	Altria Group, Inc.
242,000	4.800%, 2/14/2029[1]	269,749
152,000	5.950%, 2/14/2049[1]	184,295
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
480,000	4.700%, 2/1/2036[1]	556,202
617,000	4.900%, 2/1/2046[1]	731,838
5

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$690,000	BRF S.A. 4.875%, 1/24/2030[1,2,6]	$711,569
1,310,000	Coca-Cola Co. 1.750%, 9/6/2024	1,301,029
935,000	Conagra Brands, Inc. 3.800%, 10/22/2021	964,885
480,000	Kraft Heinz Foods Co. 4.375%, 6/1/2046[1]	473,170
750,000	Kroger Co. 4.500%, 1/15/2029[1]	843,859
600,000	NBM U.S. Holdings, Inc. 6.625%, 8/6/2029[1,2]	651,606
27,000	Prestige Brands, Inc. 5.125%, 1/15/2028[1,2]	28,283
		6,785,402
	ENERGY — 10.9%
309,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	271,727
51,000	Archrock Partners LP / Archrock Partners Finance Corp. 6.250%, 4/1/2028[1,2]	52,530
2,447,000	CITGO Petroleum Corp. 6.250%, 8/15/2022[1,2]	2,480,646
	Enbridge, Inc.
2,141,000	4.000%, 11/15/2049[1,6]	2,249,491
180,000	6.000% (3-Month USD Libor+389 basis points), 1/15/2077[1,6,7]	190,584
500,000	Energy Transfer Operating LP 6.250%, 4/15/2049[1]	603,406
	Enterprise Products Operating LLC
475,000	6.450%, 9/1/2040	645,764
126,000	5.375% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	125,218
733,000	Global Partners LP / GLP Finance Corp. 7.000%, 8/1/2027[1,2]	778,813
	Kinder Morgan, Inc.
410,000	8.050%, 10/15/2030	542,742
600,000	5.550%, 6/1/2045[1]	714,051
	Marathon Petroleum Corp.
307,000	4.750%, 9/15/2044[1]	337,508
345,000	5.850%, 12/15/2045[1]	396,194
	MPLX LP
515,000	4.875%, 6/1/2025[1]	562,607
641,000	4.250%, 12/1/2027[1,2]	674,917
249,000	5.500%, 2/15/2049[1]	282,885
408,000	4.900%, 4/15/2058[1]	416,075
6

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
	NGPL PipeCo LLC
$820,000	4.875%, 8/15/2027[1,2]	$871,609
437,000	7.768%, 12/15/2037[2]	564,247
790,000	Noble Energy, Inc. 4.950%, 8/15/2047[1]	878,076
688,000	Parkland Fuel Corp. 5.875%, 7/15/2027[1,2,6]	739,848
208,000	Patterson-UTI Energy, Inc. 3.950%, 2/1/2028[1]	202,643
	Petroleos Mexicanos
225,000	6.500%, 1/23/2029[6]	236,700
630,000	6.350%, 2/12/2048[6]	607,950
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.500%, 12/15/2026[1]	266,420
275,000	Sunoco Logistics Partners Operations LP 5.400%, 10/1/2047[1]	299,002
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
385,000	5.000%, 1/15/2028[1]	392,700
809,000	5.500%, 3/1/2030[1,2]	831,248
800,000	Williams Cos., Inc. 4.900%, 1/15/2045[1]	863,785
		18,079,386
	FINANCIALS — 23.6%
175,000	Allstate Corp. 6.500% (3-Month USD Libor+212 basis points), 5/15/2067[1,7]	220,938
990,000	American Express Co. 3.400%, 2/22/2024[1]	1,035,648
802,000	American International Group, Inc. 8.175% (3-Month USD Libor+420 basis points), 5/15/2068[1,7]	1,082,700
	American Tower Corp.
1,560,000	2.950%, 1/15/2025[1]	1,594,201
1,000,000	2.750%, 1/15/2027[1]	998,910
200,000	Banco Santander S.A. 3.306%, 6/27/2029[6]	206,128
	Bank of America Corp.
225,000	4.100%, 7/24/2023	240,006
1,174,000	3.366% (3-Month USD Libor+81 basis points), 1/23/2026[1,7]	1,228,003
200,000	4.183%, 11/25/2027[1]	216,889
1,000,000	3.974% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	1,097,868
200,000	5.875%, 2/7/2042	284,168
329,000	Barclays Bank PLC 2.444% (3-Month USD Libor+46 basis points), 1/11/2021[1,4,6]	329,377
660,000	Berkshire Hathaway Finance Corp. 4.200%, 8/15/2048[1]	781,425
7

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Citigroup, Inc.
$685,000	3.500%, 5/15/2023	$712,972
309,000	5.300%, 5/6/2044	394,229
451,000	Credit Agricole S.A. 4.000% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,8]	476,027
697,000	Credit Suisse Group A.G. 2.593% (SOFRRATE+156 basis points), 9/11/2025[1,2,6,7]	698,994
351,000	Danske Bank A/S 5.000%, 1/12/2022[2,6]	368,688
1,050,000	Farmers Insurance Exchange 4.747% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,7]	1,096,263
852,000	Fifth Third Bancorp 2.375%, 1/28/2025[1]	853,495
717,000	Fiserv, Inc. 3.500%, 7/1/2029[1]	753,623
	Goldman Sachs Group, Inc.
209,000	5.950%, 1/15/2027	249,776
790,000	3.686% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	824,089
250,000	6.750%, 10/1/2037	347,282
502,000	Harborwalk Funding Trust 5.077% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,7]	592,615
536,000	Healthpeak Properties, Inc. 3.250%, 7/15/2026[1]	555,937
232,000	High Street Funding Trust II 4.682%, 2/15/2048[1,2]	264,797
395,000	HSBC Capital Funding Dollar 1 LP 10.176% (3-Month USD Libor+498 basis points), 6/30/2030[1,2,6,7,9,10]	651,750
789,000	ING Groep N.V. 3.550%, 4/9/2024[6]	825,812
752,000	Iron Mountain, Inc. 4.875%, 9/15/2029[1,2]	763,882
	JPMorgan Chase & Co.
1,230,000	4.625% (3-Month USD Libor+258 basis points), 11/1/2022[1,7,9,10]	1,239,225
1,235,000	3.960% (3-Month USD Libor+125 basis points), 1/29/2027[1,7]	1,340,383
487,000	Lincoln National Corp. 3.800%, 3/1/2028[1]	519,156
34,000	LPL Holdings, Inc. 4.625%, 11/15/2027[1,2]	34,680
1,000,000	Marsh & McLennan Cos., Inc. 4.375%, 3/15/2029[1]	1,140,141
236,000	Massachusetts Mutual Life Insurance Co. 4.900%, 4/1/2077[2]	284,925
	MetLife, Inc.
500,000	9.250%, 4/8/2038[1,2]	736,250
333,000	10.750%, 8/1/2039[1]	556,110
1,150,000	6.400%, 12/15/2066[1]	1,408,750
8

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$635,000	Mitsubishi UFJ Financial Group, Inc. 2.665%, 7/25/2022[6]	$644,408
773,000	Mizuho Financial Group, Inc. 2.841% (3-Month USD Libor+84 basis points), 7/16/2023[1,4,6]	776,166
	Morgan Stanley
850,000	4.875%, 11/1/2022	910,785
100,000	3.336% (3-Month USD Libor+140 basis points), 10/24/2023[1,4]	102,159
150,000	5.000%, 11/24/2025	168,961
300,000	4.350%, 9/8/2026	328,165
500,000	3.950%, 4/23/2027	536,453
1,045,000	New York Life Global Funding 2.875%, 4/10/2024[2]	1,078,189
231,000	Nuveen LLC 4.000%, 11/1/2028[1,2]	257,257
	PNC Financial Services Group, Inc.
369,000	3.450%, 4/23/2029[1]	393,867
379,000	5.000% (3-Month USD Libor+330 basis points), 11/1/2026[1,7,9,10]	405,291
845,000	Principal Financial Group, Inc. 4.700% (3-Month USD Libor+304 basis points), 5/15/2055[1,7]	848,169
	Prudential Financial, Inc.
750,000	5.875% (3-Month USD Libor+418 basis points), 9/15/2042[1,7]	806,250
300,000	5.625% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	322,500
447,000	5.700% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	510,697
100,000	SAFG Retirement Services, Inc. 8.125%, 4/28/2023	116,607
1,232,000	Truist Financial Corp. 4.800% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+300 basis points), 9/1/2024[1,8,9,10]	1,272,040
250,000	UBS A.G. 7.625%, 8/17/2022[6]	281,828
	Wells Fargo & Co.
350,000	4.480%, 1/16/2024	378,008
600,000	3.000%, 2/19/2025	619,154
1,214,000	4.300%, 7/22/2027	1,330,409
250,000	5.875% (3-Month USD Libor+399 basis points), 6/15/2025[1,7,9,10]	278,125
		39,371,600
	GOVERNMENTS — 1.1%
226,000	Colombia Government International Bond 5.200%, 5/15/2049[1,6]	271,991
225,000	Perusahaan Penerbit SBSN Indonesia III 4.450%, 2/20/2029[2,6]	248,042
1,000,000	Saudi Government International Bond 5.250%, 1/16/2050[2,6]	1,242,540
9

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS (Continued)
		$1,762,573
	HEALTH CARE — 3.9%
	AbbVie, Inc.
$736,000	2.950%, 11/21/2026[1,2]	749,369
561,000	4.050%, 11/21/2039[1,2]	589,643
	Alcon Finance Corp.
454,000	2.750%, 9/23/2026[1,2]	462,413
843,000	3.800%, 9/23/2049[1,2]	884,514
	Bausch Health Cos., Inc.
69,000	5.000%, 1/30/2028[1,2,6]	70,821
62,000	5.250%, 1/30/2030[1,2,6]	64,294
	CVS Health Corp.
1,237,000	4.300%, 3/25/2028[1]	1,351,349
525,000	3.250%, 8/15/2029[1]	533,579
1,222,000	Takeda Pharmaceutical Co., Ltd. 5.000%, 11/26/2028[1,6]	1,423,741
400,000	Teva Pharmaceutical Finance Netherlands III B.V. 7.125%, 1/31/2025[1,2,6]	410,880
		6,540,603
	INDUSTRIALS — 2.6%
	Ashtead Capital, Inc.
200,000	4.000%, 5/1/2028[1,2]	202,000
200,000	4.250%, 11/1/2029[1,2]	204,250
	General Electric Co.
84,000	5.300%, 2/11/2021	86,665
59,000	4.125%, 10/9/2042	60,867
100,000	Heathrow Funding Ltd. 4.875%, 7/15/2023[2,6]	103,414
674,000	Norfolk Southern Corp. 2.550%, 11/1/2029[1]	672,277
	Penske Truck Leasing Co. Lp / PTL Finance Corp.
294,000	3.650%, 7/29/2021[1,2]	300,788
595,000	2.700%, 11/1/2024[1,2]	599,259
	Ryder System, Inc.
336,000	3.500%, 6/1/2021	342,871
1,295,000	3.650%, 3/18/2024[1]	1,356,893
50,000	Sydney Airport Finance Co. Pty Ltd. 3.375%, 4/30/2025[1,2,6]	51,696
200,000	Union Pacific Corp. 3.839%, 3/20/2060[1,2]	202,925
150,000	United Technologies Corp. 2.800%, 5/4/2024[1]	154,192
		4,338,097
10

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS — 5.6%
$782,000	3M Co. 4.000%, 9/14/2048[1]	$863,427
2,659,000	BHP Billiton Finance USA Ltd. 6.750% (USD SWAP SEMI 30/360 5Y+509 basis points), 10/19/2075[1,2,6,8]	3,122,118
	Braskem Netherlands Finance B.V.
980,000	4.500%, 1/31/2030[2,6]	975,590
726,000	5.875%, 1/31/2050[2,6]	721,462
	Celulosa Arauco y Constitucion S.A.
400,000	4.200%, 1/29/2030[1,2,6]	401,200
401,000	5.500%, 4/30/2049[1,2,6]	416,042
457,000	Cemex S.A.B. de C.V. 5.450%, 11/19/2029[1,2,6]	477,565
500,000	Nutrien Ltd. 3.625%, 3/15/2024[1,6]	522,285
692,000	Olin Corp. 5.625%, 8/1/2029[1]	730,890
	Steel Dynamics, Inc.
327,000	2.800%, 12/15/2024[1]	329,097
299,000	3.450%, 4/15/2030[1]	302,552
381,000	Vale Overseas, Ltd. 6.875%, 11/21/2036[6]	495,300
		9,357,528
	TECHNOLOGY — 4.7%
1,293,000	Apple, Inc. 2.500%, 2/9/2025	1,317,061
	Broadcom, Inc.
1,125,000	4.250%, 4/15/2026[1,2]	1,194,944
1,280,000	4.750%, 4/15/2029[1,2]	1,399,658
593,000	Dell International LLC / EMC Corp. 8.350%, 7/15/2046[1,2]	817,117
	International Business Machines Corp.
1,020,000	3.000%, 5/15/2024	1,058,472
510,000	4.250%, 5/15/2049	583,676
137,000	Microsoft Corp. 4.500%, 2/6/2057[1]	177,704
775,000	NXP B.V. / NXP Funding LLC 3.875%, 9/1/2022[2,6]	804,100
500,000	Oracle Corp. 3.850%, 7/15/2036[1]	548,233
		7,900,965
11

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES — 9.2%
$650,000	AES Gener S.A. 6.350% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+492 basis points), 4/7/2025[1,2,6,8]	$666,250
789,000	Arizona Public Service Co. 4.250%, 3/1/2049[1]	894,653
	Black Hills Corp.
170,000	3.950%, 1/15/2026[1]	179,028
1,676,000	3.875%, 10/15/2049[1]	1,674,914
647,000	Calpine Corp. 4.500%, 2/15/2028[1,2]	652,739
675,000	Cleveland Electric Illuminating Co. 3.500%, 4/1/2028[1,2]	703,093
513,000	Consumers Energy Co. 3.100%, 8/15/2050[1]	512,096
560,000	DTE Energy Co. 3.400%, 6/15/2029[1]	577,396
429,000	Duke Energy Carolinas LLC 3.950%, 11/15/2028[1]	476,557
262,000	Duquesne Light Holdings, Inc. 6.400%, 9/15/2020[2]	269,592
	Edison International
508,000	2.400%, 9/15/2022[1]	506,781
393,000	3.550%, 11/15/2024[1]	402,569
	Enel Finance International N.V.
317,000	2.750%, 4/6/2023[2,6]	319,289
526,000	4.625%, 9/14/2025[2,6]	574,017
230,000	Evergy Metro, Inc. 4.200%, 6/15/2047[1]	266,187
248,000	Exelon Corp. 3.400%, 4/15/2026[1]	259,123
	FirstEnergy Corp.
200,000	7.375%, 11/15/2031	282,421
735,000	4.850%, 7/15/2047[1]	874,380
664,000	Florida Power & Light Co. 3.990%, 3/1/2049[1]	762,044
354,000	Metropolitan Edison Co. 4.300%, 1/15/2029[1,2]	394,710
1,000,000	MidAmerican Energy Co. 4.250%, 7/15/2049[1]	1,200,527
277,000	NiSource, Inc. 5.650% (U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year+284 basis points), 6/15/2023[1,8,9,10]	283,925
535,000	Piedmont Natural Gas Co., Inc. 3.500%, 6/1/2029[1]	572,161
12

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$477,000	Rochester Gas & Electric Corp. 3.100%, 6/1/2027[1,2]	$492,824
	Southern Co. Gas Capital Corp.
426,000	5.875%, 3/15/2041[1]	538,133
121,000	3.950%, 10/1/2046[1]	125,184
822,000	4.400%, 5/30/2047[1]	909,903
		15,370,496
	TOTAL CORPORATE BONDS
	(Cost $126,634,258)	133,301,212
	MUNICIPAL BONDS — 1.0%
1,055,000	State of California 7.550%, 4/1/2039	1,692,241
	TOTAL MUNICIPAL BONDS
	(Cost $1,586,396)	1,692,241
	U.S. GOVERNMENT AND AGENCIES — 3.7%
33,187	Fannie Mae Pool 6.000%, 7/1/2040	38,301
871,000	United States Treasury Bond 3.000%, 2/15/2049	985,183
1,665,000	United States Treasury Floating Rate Note 1.569% (U.S. Treasury 3 Month Bill Money Market Yield+4 basis points), 7/31/2020[4]	1,664,565
	United States Treasury Note
343,800	1.500%, 10/31/2024	340,940
337,700	1.375%, 8/31/2026	328,519
936,500	2.375%, 5/15/2029	974,069
1,992,100	1.625%, 8/15/2029	1,942,220
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $6,298,858)	6,273,797
	PREFERRED STOCKS — 0.2%
	FINANCIALS — 0.2%
2,800	CoBank ACB 6.250% (3-Month USD Libor+456 basis points), 10/1/2022 [1,3,9,10]	294,000
	TOTAL PREFERRED STOCKS
	(Cost $299,688)	294,000

13

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.8%
1,288,235	Federated Treasury Obligations Fund - Institutional Class 1.492%, 1/1/2020[11]	$1,288,235
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,288,235)	1,288,235
	TOTAL INVESTMENTS — 99.2%
	(Cost $158,640,192)	165,364,063
	Other Assets in Excess of Liabilities — 0.8%	1,333,019
	TOTAL NET ASSETS — 100.0%	$166,697,082

LLC – Limited Liability Company

PLC – Public Limited Company

LP – Limited Partnership

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $63,574,151, which represents 38.1% of total net assets of the Fund.
[3]	Variable rate security.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at December 31, 2019. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Fixed to variable security. Fixed rate indicated is the rate effective at December 31, 2019. Security may convert at a future date to a variable rate of referenced rate and spread.
[9]	Interest-only security.
[10]	Perpetual security. Date shown is next call date.
[11]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

14

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2019 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at December 31, 2019	Unrealized Appreciation (Depreciation)
Interest Rate Futures
22	10-Year U.S. Treasury Note	March 2020	$2,844,383	$2,825,282	$(19,101)
(29)	5-Year U.S. Treasury Note	March 2020	(3,450,322)	(3,439,673)	10,649
19	U.S. Treasury Long Bond	March 2020	3,021,364	2,962,220	(59,144)
40	Ultra 10-Year U.S. Treasury Note	March 2020	5,696,011	5,628,124	(67,887)
(11)	Ultra Long-Term U.S. Treasury Bond	March 2020	(2,065,480)	(1,998,219)	67,261
TOTAL FUTURES CONTRACTS			$6,045,956	$5,977,734	$(68,222)

See accompanying Notes to Financial Statements.

15

AAM/Insight Select Income Fund

SUMMARY OF INVESTMENTS

As of December 31, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	23.6%
Energy	10.9%
Utilities	9.2%
Communications	8.3%
Consumer Discretionary	6.0%
Materials	5.6%
Technology	4.7%
Consumer Staples	4.1%
Health Care	3.9%
Industrials	2.6%
Governments	1.1%
Total Corporate Bonds	80.0%
Asset-Backed Securities	11.7%
U.S. Government and Agencies	3.7%
Commercial Mortgage-Backed Securities	1.8%
Municipal Bonds	1.0%
Preferred Stocks
Financials	0.2%
Short-Term Investments	0.8%
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

16

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2019 (Unaudited)

Assets:
Investments, at value (cost $158,640,192)	$165,364,063
Cash deposited with broker for futures contracts	200,142
Receivables:
Investment securities sold	19,355
Fund shares sold	618,469
Unrealized appreciation on open futures contracts	77,909
Dividends and interest	1,652,839
Prepaid expenses	26,873
Total assets	167,959,650

Liabilities:
Payables:
Investment securities purchased	661,669
Fund shares redeemed	320,450
Unrealized depreciation on open futures contracts	146,132
Advisory fees	35,162
Shareholder servicing fees (Note 7)	6,583
Distribution fees - Class A & C (Note 8)	5,653
Fund accounting and administration fees	14,985
Transfer agent fees and expenses	19,253
Custody fees	5,580
Auditing fees	10,579
Chief Compliance Officer fees	4,236
Trustees' deferred compensation (Note 3)	4,069
Trustees' fees and expenses	1,302
Accrued other expenses	26,915
Total liabilities	1,262,568

Net Assets	$166,697,082

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$160,149,626
Total distributable earnings	6,547,456
Net Assets	$166,697,082

Maximum Offering Price Per Share:
Class A Shares:
Net assets applicable to shares outstanding	$8,319,884
Number of shares issued and outstanding	783,556
Net asset value per share[1]	$10.62
Maximum sales charge (3.00% of offering price)[2]	0.33
Maximum offering price to public	$10.95

Class C Shares:
Net assets applicable to shares outstanding	$4,676,570
Number of shares issued and outstanding	440,844
Net asset value per share[3]	$10.61

Class I Shares:
Net assets applicable to shares outstanding	$153,699,962
Number of shares issued and outstanding	14,465,407
Net asset value per share	$10.63

Class Y Shares:
Net assets applicable to shares outstanding	$666
Number of shares issued and outstanding	63
Net asset value per share[4]	$10.62

[1]	A Contingent Deferred Sales Charge (“CDSC”) of 1.00% will be imposed to the extent a finder's fee was paid on certain redemptions of such shares within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more. On sales of $100,000 or more, the sales charge will be reduced.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed within 12 months of purchase.

See accompanying Notes to Financial Statements.

17

AAM/Insight Select Income Fund

STATEMENT OF ASSETS AND LIABILITIES - Continued

As of December 31, 2019 (Unaudited)

[4]	Net asset value is calculated based on unrounded net assets and shares outstanding.

See accompanying Notes to Financial Statements.

18

AAM/Insight Select Income Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2019 (Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $470)	$8,280
Interest	2,626,320
Total investment income	2,634,600

Expenses:
Advisory fees	272,579
Shareholder servicing fees - Class A (Note 7)	3,852
Shareholder servicing fees - Class C (Note 7)	1,254
Shareholder servicing fees - Class I (Note 7)	23,733
Distribution fees - Class A (Note 8)	10,701
Distribution fees - Class C (Note 8)	20,896
Fund accounting and administration fees	70,062
Transfer agent fees and expenses	39,523
Custody fees	17,543
Registration fees	30,644
Shareholder reporting fees	16,186
Auditing fees	9,950
Chief Compliance Officer fees	9,226
Miscellaneous	8,602
Trustees' fees and expenses	6,407
Legal fees	6,108
Insurance fees	811
Total expenses	548,077
Advisory fees waived	(128,986)
Net expenses	419,091
Net investment income	2,215,509

Realized and Unrealized Gain (Loss) :
Net realized gain (loss) on:
Investments	826,282
Futures contracts	(3,201)
Net realized gain	823,081
Net change in unrealized appreciation/depreciation on:
Investments	2,626,561
Futures contracts	(41,224)
Net change in unrealized appreciation/depreciation	2,585,337
Net realized and unrealized gain	3,408,418

Net Increase in Net Assets from Operations	$5,623,927

See accompanying Notes to Financial Statements.

19

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$2,215,509	$3,325,444
Net realized gain (loss) on investments and futures contracts	823,081	(108,595)
Net change in unrealized appreciation/depreciation on investments and futures contracts	2,585,337	6,422,760
Net increase in net assets resulting from operations	5,623,927	9,639,609

Distributions to Shareholders:
Distributions:
Class A	(136,514)	(231,665)
Class C	(49,777)	(83,419)
Class I	(2,337,351)	(2,982,717)
Class Y	(12)	(22)
Total distributions to shareholders	(2,523,654)	(3,297,823)

Capital Transactions:
Net proceeds from shares sold:
Class A	1,608,886	5,227,138
Class C	1,285,192	1,830,879
Class I	65,422,772	80,194,751
Reinvestment of distributions:
Class A	122,929	205,415
Class C	48,711	81,863
Class I	2,295,402	2,958,453
Class Y	12	22
Cost of shares redeemed:
Class A1	(1,670,250)	(9,208,332)
Class C2	(385,859)	(1,640,114)
Class I3	(23,991,395)	(51,469,899)
Net increase in net assets from capital transactions	44,736,400	28,180,176

Total increase in net assets	47,836,673	34,521,962

Net Assets:
Beginning of period	118,860,409	84,338,447
End of period	$166,697,082	$118,860,409
Capital Share Transactions:
Shares sold:
Class A	152,290	538,301
Class C	121,762	185,192
Class I	6,190,908	8,100,484
Shares reinvested:
Class A	11,677	20,980
Class C	4,627	8,363
Class I	217,681	301,641
Class Y	2	2
Shares redeemed:
Class A	(158,110)	(942,836)
Class C	(36,707)	(166,887)
Class I	(2,273,854)	(5,196,867)
Net increase in capital share transactions	4,230,276	2,848,373

See accompanying Notes to Financial Statements.

20

AAM/Insight Select Income Fund

STATEMENTS OF CHANGES IN NET ASSETS - Continued

[1]	Net of redemption fee proceeds of $538 and $3,632, respectively.
[2]	Net of redemption fee proceeds of $0 and $79, respectively.
[3]	Net of redemption fee proceeds of $4,167 and $33, respectively.

See accompanying Notes to Financial Statements.

21

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019	For the Year Ended June 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.36	$9.78	$10.16	$10.10	$9.80	$10.03
Income from Investment Operations:
Net investment income[1]	0.15	0.34	0.31	0.29	0.30	0.29
Net realized and unrealized gain (loss)	0.28	0.57	(0.38)	0.04	0.28	(0.19)
Total from investment operations	0.43	0.91	(0.07)	0.33	0.58	0.10

Less Distributions:
From net investment income	(0.17)	(0.34)	(0.31)	(0.28)	(0.28)	(0.33)
Total distributions	(0.17)	(0.34)	(0.31)	(0.28)	(0.28)	(0.33)

Redemption fee proceeds[1]	- [2]	0.01	- [2]	0.01	-	-

Net asset value, end of period	$10.62	$10.36	$9.78	$10.16	$10.10	$9.80

Total return[3]	4.18%[4]	9.65%	(0.78)%	3.45%	6.10%	0.96%

Ratios and Supplemental Data:
Net assets, end of period	$8,319,884	$8,059,594	$11,354,169	$10,892,130	$2,074,780	$1,003,028

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.02%[5]	1.17%	1.37%	1.51%	1.70%	1.94%
After fees waived and expenses absorbed	0.84%[5]	0.84%	0.87%[6]	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.65%[5]	3.09%	2.62%	2.35%	2.41%	1.97%
After fees waived and expenses absorbed	2.83%[5]	3.42%	3.12%	2.87%	3.12%	2.92%
Portfolio turnover rate	51%[4]	155%	64%	68%	45%	38%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.00% of offering price which is reduced on sales of $100,000 or more. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class A shares made within 18 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.85% of average daily net assets of Class A shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.99%.

See accompanying Notes to Financial Statements.

22

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019	For the Year Ended June 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.35	$9.77	$10.15	$10.10	$9.79	$10.02
Income from Investment Operations:
Net investment income[1]	0.11	0.27	0.24	0.21	0.23	0.21
Net realized and unrealized gain (loss)	0.28	0.58	(0.39)	0.04	0.29	(0.18)
Total from investment operations	0.39	0.85	(0.15)	0.25	0.52	0.03

Less Distributions:
From net investment income	(0.13)	(0.27)	(0.23)	(0.21)	(0.21)	(0.26)
Total distributions	(0.13)	(0.27)	(0.23)	(0.21)	(0.21)	(0.26)

Redemption fee proceeds[1]	-	- [2]	- [2]	0.01	-	-

Net asset value, end of period	$10.61	$10.35	$9.77	$10.15	$10.10	$9.79

Total return[3]	3.76%[4]	8.87%	(1.51)%	2.62%	5.47%	0.23%

Ratios and Supplemental Data:
Net assets, end of period	$4,676,570	$3,634,082	$3,171,318	$2,389,241	$676,168	$294,068

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.74%[5]	1.89%	2.10%	2.26%	2.45%	2.69%
After fees waived and expenses absorbed	1.56%[5]	1.56%	1.60%[6]	1.74%	1.74%	1.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.93%[5]	2.37%	1.88%	1.60%	1.66%	1.22%
After fees waived and expenses absorbed	2.11%[5]	2.70%	2.38%	2.12%	2.37%	2.17%
Portfolio turnover rate	51%[4]	155%	64%	68%	45%	38%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain redemptions of Class C shares made within 12 months of purchase. If the sales charge was included, total returns would be lower.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as such as litigation expenses) do not exceed 1.60% of average daily net assets of the Class C shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 1.74%.

See accompanying Notes to Financial Statements.

23

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019	For the Year Ended June 30,
	(Unaudited)	2019	2018	2017	2016	2015
Net asset value, beginning of period	$10.37	$9.80	$10.17	$10.12	$9.79	$10.02
Income from Investment Operations:
Net investment income[1]	0.17	0.37	0.34	0.31	0.33	0.32
Net realized and unrealized gain (loss)	0.28	0.57	(0.39)	0.05	0.29	(0.20)
Total from investment operations	0.45	0.94	(0.05)	0.36	0.62	0.12

Less Distributions:
From net investment income	(0.19)	(0.37)	(0.33)	(0.31)	(0.30)	(0.35)
Total distributions	(0.19)	(0.37)	(0.33)	(0.31)	(0.30)	(0.35)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	- [2]	0.01	- [2]

Net asset value, end of period	$10.63	$10.37	$9.80	$10.17	$10.12	$9.79

Total return[3]	4.37%[4]	9.87%	(0.43)%	3.59%	6.65%	1.22%

Ratios and Supplemental Data:
Net assets, end of period	$153,699,962	$107,166,095	$69,812,380	$44,349,708	$31,674,766	$30,587,345

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.72%[5]	0.86%	1.09%	1.26%	1.45%	1.69%
After fees waived and expenses absorbed	0.54%[5]	0.53%	0.59%[6]	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.96%[5]	3.40%	2.90%	2.60%	2.66%	2.22%
After fees waived and expenses absorbed	3.14%[5]	3.73%	3.40%	3.12%	3.37%	3.17%
Portfolio turnover rate	51%[4]	155%	64%	68%	45%	38%

[1]	Based on average shares outstanding for the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.
[6]	Effective October 20, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.60% of average daily net assets of Class I shares of the Fund. Prior to October 20, 2017, the annual operating expense limit was 0.74%.

See accompanying Notes to Financial Statements.

24

AAM/Insight Select Income Fund

FINANCIAL HIGHLIGHTS

Class Y

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended December 31, 2019 (Unaudited)	For the Year Ended June 30, 2019	For the Period October 31, 2017* through June 30, 2018
Net asset value, beginning of period	$10.36	$9.79	$10.23
Income from Investment Operations:
Net investment income[1]	0.17	0.37	0.24
Net realized and unrealized gain (loss)	0.28	0.57	(0.48)
Total from investment operations	0.45	0.94	(0.24)

Less Distributions:
From net investment income	(0.19)	(0.37)	(0.20)
Total distributions	(0.19)	(0.37)	(0.20)

Net asset value, end of period	$10.62	$10.36	$9.79

Total return[2]	4.39%[3]	9.91%	(2.35)%[3]

Ratios and Supplemental Data:
Net assets, end of period	$666	$638	$580

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	0.68%[4]	0.83%	1.00%[4]
After fees waived and expenses absorbed	0.50%[4]	0.50%	0.50%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.99%[4]	3.43%	3.08%[4]
After fees waived and expenses absorbed	3.17%[4]	3.76%	3.58%[4]
Portfolio turnover rate	51%[3]	155%	64%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower/higher had expenses not been waived/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

25

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2019 (Unaudited)

Note 1 – Organization

AAM/Insight Select Income Fund (the “Fund”) is organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek current income. The Fund currently offers four classes of shares: Class A, Class C, Class I and Class Y. The Fund’s Class A, Class C and Class I shares commenced investment operations on April 19, 2013. The Fund’s Class Y shares commenced investment operations on October 31, 2017.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Stock Index Futures

The Fund may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

26

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(d) Preferred Stock Risk.

Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

(e) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

27

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

In conjunction with the use of futures contracts, the Fund may be required to maintain collateral in various forms. At December 31, 2019, such collateral is denoted in the Fund’s Schedule of Investments and Statements of Assets and Liabilities. Also in conjunction with the use of futures contracts, the Fund, when appropriate, utilize a segregated margin deposit account with the counterparty. At December 31, 2019, these segregated margin deposit accounts are denoted in the Fund’s Statements of Assets and Liabilities.

(f) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended June 30, 2016-2019, and as of and during the period ended December 31, 2019, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

28

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time determines that the value of illiquid securities held by the Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Advisors Asset Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.38% of the Fund’s average daily net assets. The Advisor has engaged Insight North America LLC (the “Sub-Advisor”) to manage the Fund and pay the Sub-Advisor from its advisory fees.

The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 0.85%, 1.60%, 0.60% and 0.50% of the average daily net assets of the Fund's Class A, Class C, Class I and Class Y Shares, respectively. This agreement is in effect until October 31, 2029, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended December 31, 2019, the Advisor waived all of its fees and absorbed other expenses totaling $128,986 for the Fund. The Advisor may recover from the Fund’s fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than June 30 of the years stated below:

2020	$268,428
2021	375,555
2022	299,390
2023	128,986
Total	$1,072,359

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended December 31, 2019 are reported on the Statement of Operations.

29

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators. For the six months ended December 31, 2019, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Fund’s liability for these amounts is adjusted for market value changes in the invested fund and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees’ Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended December 31, 2019, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2019, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$158,661,205

Gross unrealized appreciation	7,196,255
Gross unrealized depreciation	(493,397)

Net unrealized appreciation	$6,702,858

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

30

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

As of June 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$301,995
Undistributed long-term capital gains	-
Tax accumulated earnings	301,995

Accumulated capital and other losses	(931,109)
Unrealized appreciation on investments	4,076,297
Total accumulated earnings	$3,447,183

The tax character of the distributions paid during the fiscal years ended June 30, 2019, and June 30, 2018 were as follows:

	2019	2018
Distributions paid from:
Ordinary income	$3,297,823	$2,390,106
Net long-term capital gains	-	-
Total distributions paid	$3,297,823	$2,390,106

At June 30, 2019, the Fund had $381,779 of accumulated short term capital loss carryforward and $546,492 of accumulated long term capital loss carryforward. To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended December 31, 2019 and the year ended June 30, 2019, the Fund received $4,705 and $3,744, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended December 31, 2019, purchases and sales of investments, excluding short-term investments and futures contracts, were $117,932,186 and $72,061,554, respectively.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.10% of the average daily net assets attributable to Class A shares, Class C shares, and Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. The Class Y shares do not participate in the Shareholder Servicing Plan.

For the six months ended December 31, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Fund, has adopted a Rule 12b-1 plan with respect to its Class A and Class C Shares. Under the plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A and Class C Shares and/or administrative service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts.

31

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

For Class A Shares, the maximum annual fee payable to the Distributor for such distribution and/or administrative services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. Class I Shares and Class Y shares are not subject to any distribution or service fees under the Plan.

For the six months ended December 31, 2019, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

32

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$19,518,072	$-	$19,518,072
Commercial Mortgage-Backed Securities	-	2,996,506	-	2,996,506
Corporate Bonds[1]	-	133,301,212	-	133,301,212
Municipal Bonds	-	1,692,241	-	1,692,241
U.S. Government and Agencies	-	6,273,797	-	6,273,797
Preferred Stocks	294,000	-	-	294,000
Short-Term Investments	1,288,235	-	-	1,288,235
Total Investments	1,582,235	163,781,828	-	165,364,063
Other Financial Instruments**
Futures Contracts	77,909	-	-	77,909
Total Assets	$1,660,144	$163,781,828	$-	$165,441,972

Liabilities
Other Financial Instruments**
Futures Contracts	$146,132	$-	$-	$146,132
Total Liabilities	$146,132	$-	$-	$146,132

[1]	For a detailed break-out of corporate bonds by major sector classification, please refer to the Schedules of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 11 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position and performance. The Fund invested in futures contracts during the six months ended December 31, 2019.

33

AAM/Insight Select Income Fund

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2019 (Unaudited)

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of December 31, 2019, by risk category are as follows:

		Asset Derivatives	Liability Derivatives
Derivatives not designated as hedging instruments	Statement of Asset and Liabilities Location	Value	Value
Interest Rate Contracts	Unrealized appreciation/depreciation on open futures contracts	$77,909	$146,132

The effects of derivative instruments on the Statements of Operations for the six months ended December 31, 2019 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$(3,201)

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments		Total
Interest Rate Contracts	Futures Contracts	$(41,224)

The quarterly average volumes of derivative instruments as of December 31, 2019 are as follows:

Derivatives not designated as hedging instruments			Total
Interest Rate Contracts	Long Futures Contracts	Notional Amount	$5,951,441
Interest Rate Contracts	Short Futures Contracts	Notional Amount	(3,594,621)

Note 12 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

34

AAM/Insight Select Income Fund

EXPENSE EXAMPLE

For the Six Months Ended December 31, 2019 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase of Class A shares; and (2) ongoing costs, including management fees; distribution and 12b-1 fees (Class A and Class C shares only) and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 to December 31, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		7/1/19	12/31/19	7/1/19–12/31/19
Class A	Actual Performance	$1,000.00	$1,041.80	$4.32
	Hypothetical (5% annual return before expenses)	1,000.00	1,020.98	4.28
Class C	Actual Performance	1,000.00	1,037.60	8.00
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.37	7.93
Class I	Actual Performance	1,000.00	1,043.70	2.76
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.51	2.73
Class Y	Actual Performance	1,000.00	1,043.90	2.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,022.69	2.55

35

AAM/Insight Select Income Fund

EXPENSE EXAMPLE - Continued

For the Six Months Ended December 31, 2019 (Unaudited)

*	Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.56%, 0.54%, and 0.50% for Class A, Class C, Class I, and class Y shares, respectively, multiplied by the average account values over the period, multiplied by 184/366 ( to reflect the six month period). The expense ratios reflect the expense waiver. Assumes all dividends and distributions were reinvested.
36

AAM/Insight Select Income Fund

A series of Investment Managers Series Trust

Investment Advisor

Advisors Asset Management, Inc.

18925 Base Camp Road, Suite 203

Monument, Colorado 80132

Sub-Advisor

Insight North America LLC

200 Park Avenue, 7th Floor

New York, New York 10166

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
AAM/Insight Select Income Fund - Class A	CPUAX	46141P 883
AAM/Insight Select Income Fund - Class C	CPUCX	46141P 875
AAM/Insight Select Income Fund - Class I	CPUIX	46141P 867
AAM/Insight Select Income Fund - Class Y	CPUYX	46141Q 121

Privacy Principles of the AAM/Insight Select Income Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AAM/Insight Select Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 966-9661, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 966-9661, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (888) 966-9661. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (888) 966-9661.

AAM/Insight Select Income Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 966-9661

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	03/09/20

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	03/09/20